Auditors' Remuneration (Details) - Schedule of All Other Fees - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of all Other Fees [Line Items]
EMDG grant consulting services	$ 7,210	$ 3,000
EMDG grant consulting services [Member]
Schedule of all Other Fees [Line Items]
EMDG grant consulting services	$ 7,210	$ 3,000